INSURANCE GROUP STATUTORY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Schedule of Combined Statutory Financial Information

	2022	2021	2020
	(in millions)
Years Ended December 31,
Combined statutory net income (loss) (1) (2)	$148	$(936)	$396

As of December 31,
Combined surplus, capital stock and AVR	$7,125	$6,864
Combined securities on deposits in accordance with various government and state regulations	$17	$65
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(1) For 2021, excludes CS Life which was sold June 1, 2021.
(2) For 2020, excludes USFL which was sold April 1, 2020.